Debt - Summary of Debt Continuity (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	CAD 8,343
Cash flows
Issuance of debt | $				$ 1,227
Non-cash changes
Borrowings at end of balance	6,369		CAD 8,343
Debt Continuity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	8,343	$ 6,213	9,634	6,961
Cash flows
Issuance of debt			1,567	1,227
Scheduled debt repayments	(64)	(49)
Debt repurchases	(1,831)	(1,356)	(2,531)	(1,960)
Finance lease payments (c)	(34)		(29)		$ (26)	$ (22)
Non-cash changes
Issuance of debt			22	17
Loss (gain) on debt repurchases (a)(b)	141	105	(49)	(37)
Changes in foreign exchange rates	(424)		(308)
Finance lease liabilities (c)	234	187	28	21
Finance fees and discount amortization	4	3	9	6
Borrowings at end of balance	CAD 6,369	$ 5,077	CAD 8,343	$ 6,213